Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 21, 2016
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY GROWTH FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001353176
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 21, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2015
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Growth Funds, Inc. Prospectus Supplement
Legacy Multi Cap Fund ■ Legacy Focused Large Cap Fund Legacy Large Cap Fund
Supplement dated April 22, 2016 ■ Prospectus dated December 1, 2015

Important Notice Regarding Change in Investment Policy
The changes below will be effective as of June 21, 2016.
The Legacy Focused Large Cap Fund is renamed the Focused Dynamic Growth Fund. All references to Legacy Focused Large Cap on pages 14 and 15 of the prospectus are hereby deleted and all other references are replaced with Focused Dynamic Growth.
The advisor has also agreed to waive 0.08 percentage points of the Legacy Focused Large Cap Fund’s management fee. The advisor expects this waiver to continue until November 30, 2017, and cannot terminate it prior to such date without the approval of the Board of Directors.
The following replaces the Principal Investment Strategies section on page 3 of the prospectus:
Principal Investment Strategies
The portfolio managers look for stocks of early and rapid stage growth companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. Under normal market conditions, the fund will invest in 30 to 45 securities.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing or the expectation of increasing cash flows, or other indications of financial health. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The following replaces the Principal Risks section on page 3 of the prospectus:
Principal Risks

•
Growth Stocks - Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized. These risks may even be greater for early and rapid stage growth companies.

•
Issuer Focus Risk - Under normal market conditions, the fund will invest in 30 to 45 securities. As result, the fund’s performance may be more volatile than the performance of funds holding more securities.

•
Style Risk - If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility - The value of the fund’s shares may fluctuate significantly in the short term.

•
Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The following entry is added to the bottom of the Average Annual Total Returns table on page 4 of the prospectus:

Russell 1000® Growth Index[1] (reflects no deduction for fees, expenses or taxes)	13.05%	15.80%	9.37%	05/31/2006
[1] Effective June 21, 2016 the fund’s investment advisor has selected a different index for comparison purposes. The advisor believes the Russell 1000® Growth Index is more reflective of the fund’s strategy.